Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Status of Options

The following table summarizes the status of the share options as of and for:

	December 31, 2020
	Number of share options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Outstanding at the beginning of the year	4,460,289	9.93	8.07
Granted	415,536	54.51
Exercised	(1,504,240)	6.29
Forfeited	(148,142)	13.49
Outstanding at the end of the year	3,223,443	17.22	7.20
Exercisable at the end of the year	1,396,981	8.30	6.99

Schedule of Fair Value of Options Estimated on Grant Date

The fair value of these share options was estimated on the grant date based on the following weighted average assumptions for:

	Year ended December 31,
	2020	2019	2018
Volatility	46% – 50%	50%	45% – 50%
Expected term in years	4.42 – 4.56	5.0 – 6.11	5.25 – 6.25
Risk-free interest rate	0.2% – 1.41%	1.52% – 2.59%	2.0% – 3.07%
Estimated fair value of underlying ordinary shares	27.90 – 158.89	12.8 – 22.64	8.69 – 18.47
Dividend yield	0%	0%	0%

Schedule of Options Outstanding under 2011 Plan

The share options outstanding under the 2011 plan as of December 31, 2020 have been separated into exercise price groups as follows:

	Outstanding		Exercisable
	Number of share options	Weighted average remaining contractual life (in years)	Number of share options	Weighted average remaining contractual life (years)

Exercise price
$0.00-$0.33	151,802	7.88	77,063	7.78
$1.61-$2.01	193,258	4.00	193,258	4.00
$4.48-$5.55	526,757	6.93	254,691	6.70
$8.70-$10.84	135,181	7.45	48,959	7.46
$12.78-$18.46	1,331,364	8.04	577,806	8.04
$21.81-$24.79	469,545	6.91	193,989	7.00
$25.82-$27.90	199,775	6.13	37,869	6.13
$80.29-$149.6	215,761	6.59	13,346	6.59
	3,223,443	7.20	1,396,981	6.99
Aggregate intrinsic value	$573,383		$256,314

Schedule of Status of RSU

The following table summarizes the status of RSUs as of and for:

	December 31, 2020
	Number of RSUs	Weighted-average grant date fair value

Outstanding at the beginning of the year	118,253	22.95
Granted	649,339	73.55
Vested	(100,968)	29.86
Forfeited	(28,464)	51.32
Outstanding at the end of the year	638,160	78.89

Schedule of Fair of ESPP Weighted Average Assumptions

The fair value of ESPP was estimated on the grant date based on the following weighted average assumptions for:

	Year ended December 31,
	2020	2019	2018
Volatility	61.9%	—	—
Expected term in years	0.5	—	—
Risk-free interest rate	0.09%	—	—
Estimated fair value of underlying ordinary shares	196.89	—	—
Dividend yield	0%	—	—

Schedule of Stock-Based Compensation Costs

Share-based compensation costs are recorded in the consolidated statements of operations were as follows:

	Year ended December 31,
	2020	2019	2018
Cost of revenue	$384	$142	$12
Research and development	5,842	3,197	731
Sales and marketing	3,084	1,853	1,480
General and administrative	6,505	3,707	9,425
	$15,815	$8,899	$11,648